Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 96.1%
	Air Freight & Logistics — 1.0%
10,846	Atlas Air Worldwide Holdings, Inc.(a)	$466,703
7,853	Hub Group, Inc., Class A(a)	375,845
		842,548
	Automobiles — 0.3%
3,566	Winnebago Industries, Inc.	237,567
	Banks — 17.8%
14,184	Ameris Bancorp	334,601
15,816	Associated Banc-Corp.	216,363
40,176	Bancorp, Inc. (The)(a)	393,725
16,946	Bank OZK	397,723
21,572	BankUnited, Inc.	436,833
4,914	BOK Financial Corp.	277,346
16,900	Cathay General Bancorp	444,470
10,463	Citizens Financial Group, Inc.	264,086
6,626	Comerica, Inc.	252,451
20,858	ConnectOne Bancorp, Inc.	336,231
23,311	Customers Bancorp, Inc.(a)	280,198
10,300	Eagle Bancorp, Inc.	337,325
7,646	East West Bancorp, Inc.	277,091
11,385	Enterprise Financial Services Corp.	354,301
9,933	First Financial Corp.	365,932
24,390	First Horizon National Corp.	242,924
26,500	First Midwest Bancorp, Inc.	353,775
32,725	FNB Corp.	245,437
7,697	Great Southern Bancorp, Inc.	310,651
26,687	Hilltop Holdings, Inc.	492,375
36,911	Hope Bancorp, Inc.	340,319
11,982	Independent Bank Group, Inc.	485,511
49,252	Investors Bancorp, Inc.	418,642
15,701	Midland States Bancorp, Inc.	234,730
33,640	Old National Bancorp	462,886
13,322	PacWest Bancorp	262,577
21,515	People’s United Financial, Inc.	248,929
11,585	Popular, Inc.	430,614
8,421	Preferred Bank	360,840
4,197	Prosperity Bancshares, Inc.	249,218
11,713	QCR Holdings, Inc.	365,211
22,000	Regions Financial Corp.	244,640
14,537	Sandy Spring Bancorp, Inc.	360,227
8,235	ServisFirst Bancshares, Inc.	294,484
2,477	Signature Bank	264,841
24,274	Simmons First National Corp., Class A	415,328
20,500	Sterling Bancorp.	240,260
1,143	SVB Financial Group(a)	246,351
11,486	Synovus Financial Corp.	235,808
12,922	Texas Capital Bancshares, Inc.(a)	398,902
70,107	Valley National Bancorp	548,237
9,358	Webster Financial Corp.	267,732
6,724	Western Alliance Bancorp	254,638
6,300	Wintrust Financial Corp.	274,806
		14,519,569
	Building Products — 2.5%
5,075	Advanced Drainage Systems, Inc.	250,705
13,045	Builders FirstSource, Inc.(a)	270,031
5,541	Masonite International Corp.(a)	430,979
5,029	Owens Corning	280,417
23,541	Quanex Building Products Corp.	326,749

Shares		Fair Value
COMMON STOCKS — (continued)
	Building Products — (continued)
9,978	UFP Industries, Inc.	$494,011
		2,052,892
	Capital Markets — 1.1%
13,400	Franklin Resources, Inc.	280,998
10,188	Virtu Financial, Inc., Class A	240,437
24,300	Waddell & Reed Financial, Inc., Class A	376,893
		898,328
	Chemicals — 1.3%
15,712	Chemours Co. (The)	241,179
8,612	Minerals Technologies, Inc.	404,161
4,530	Stepan Co.	439,863
		1,085,203
	Commercial Services & Supplies — 1.4%
13,015	ABM Industries, Inc.	472,445
47,817	ADT, Inc.	381,580
4,117	Cimpress PLC(a)	314,292
		1,168,317
	Communications Equipment — 0.4%
10,761	EchoStar Corp., Class A(a)	300,878
	Construction & Engineering — 3.6%
14,326	Arcosa, Inc.	604,557
6,345	Argan, Inc.	300,626
6,895	Dycom Industries, Inc.(a)	281,937
53,533	Great Lakes Dredge & Dock Corp.(a)	495,716
8,440	MasTec, Inc.(a)	378,703
6,030	Quanta Services, Inc.	236,557
33,119	Tutor Perini Corp.(a)	403,389
2,182	Valmont Industries, Inc.	247,919
		2,949,404
	Consumer Finance — 1.5%
12,361	Ally Financial, Inc.	245,119
10,126	Encore Capital Group, Inc.(a)	346,107
51,519	Navient Corp.	362,179
36,665	SLM Corp.	257,755
		1,211,160
	Containers & Packaging — 1.3%
5,701	Berry Global Group, Inc.(a)	252,668
17,519	Graphic Packaging Holding Co.	245,091
9,168	Greif, Inc., Class A	315,471
2,435	Packaging Corp. of America	243,013
		1,056,243
	Diversified Consumer Services — 0.3%
15,431	Perdoceo Education Corp.(a)	245,816
	Diversified Financial Services — 1.3%
13,968	Cannae Holdings, Inc.(a)	574,085
16,103	Jefferies Financial Group, Inc.	250,402
4,800	Voya Financial, Inc.	223,920
		1,048,407
	Diversified Telecommunication Services — 0.3%
24,501	CenturyLink, Inc.	245,745
	Electric Utilities — 2.2%
10,003	NRG Energy, Inc.	325,698
7,933	OGE Energy Corp.	240,846

See accompanying Notes to the Schedule of Portfolio Investments.

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2020 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Electric Utilities — (continued)
34,176	PG&E Corp.(a)	$303,141
21,945	Portland General Electric Co.	917,520
		1,787,205
	Electrical Equipment — 1.1%
9,080	AZZ, Inc.	311,626
7,033	Encore Wire Corp.	343,351
2,765	Regal Beloit Corp.	241,440
		896,417
	Electronic Equipment, Instruments & Components — 1.5%
3,801	Arrow Electronics, Inc.(a)	261,091
3,925	Jabil, Inc.	125,914
12,508	Sanmina Corp.(a)	313,200
42,380	TTM Technologies, Inc.(a)	502,627
		1,202,832
	Energy Equipment & Services — 0.4%
82,673	Patterson-UTI Energy, Inc.	286,875
	Entertainment — 0.3%
32,726	Lions Gate Entertainment Corp., Class A(a)	242,500
	Equity Real Estate Investment Trusts (REITS) — 9.3%
26,275	Acadia Realty Trust	341,049
25,218	Apple Hospitality REIT, Inc.	243,606
27,262	Brixmor Property Group, Inc.	349,499
29,570	Columbia Property Trust, Inc.	388,550
37,198	CoreCivic, Inc.	348,173
6,921	Douglas Emmett, Inc.	212,198
7,872	EPR Properties	260,799
6,833	Gaming and Leisure Properties, Inc.	236,422
27,400	Industrial Logistics Properties Trust	563,070
18,170	Kimco Realty Corp.	233,303
8,622	LTC Properties, Inc.	324,791
42,356	Macerich Co. (The)	379,936
23,427	Medical Properties Trust, Inc.	440,428
6,285	National Health Investors, Inc.	381,625
11,764	Office Properties Income Trust	305,511
504	Retail Value, Inc.	6,229
40,096	Sabra Health Care REIT, Inc.	578,585
50,992	Service Properties Trust	361,533
4,730	SL Green Realty Corp.	233,142
42,958	Tanger Factory Outlet Centers, Inc.	306,291
6,095	Taubman Centers, Inc.	230,147
35,902	VEREIT, Inc.	230,850
18,722	VICI Properties, Inc.	377,997
13,592	Weingarten Realty Investors.	257,297
		7,591,031
	Food & Staples Retailing — 2.4%
20,640	Rite Aid Corp.(a)	352,118
20,429	SpartanNash Co.	434,116
19,781	Sprouts Farmers Market, Inc.(a)	506,196
34,755	United Natural Foods, Inc.(a)	632,889
		1,925,319
	Gas Utilities — 1.1%
8,518	National Fuel Gas Co.	357,160

Shares		Fair Value
COMMON STOCKS — (continued)
	Gas Utilities — (continued)
16,473	New Jersey Resources Corp.	$537,843
		895,003
	Health Care Providers & Services — 2.5%
5,579	DaVita, Inc.(a)	441,522
43,361	Owens & Minor, Inc.	330,411
11,534	Premier, Inc., Class A(a)	395,386
24,099	Select Medical Holdings Corp.(a)	354,978
18,662	Tenet Healthcare Corp.(a)	337,969
2,240	Universal Health Services, Inc., Class B	208,074
		2,068,340
	Household Durables — 3.0%
15,300	KB Home	469,404
11,615	Meritage Homes Corp.(a)	884,134
12,827	PulteGroup, Inc.	436,503
42,992	TRI Pointe Group, Inc.(a)	631,552
		2,421,593
	Household Products — 0.8%
7,360	Central Garden & Pet Co.(a)	264,886
12,496	Central Garden & Pet Co., Class A(a)	422,240
		687,126
	Independent Power and Renewable Electricity Producers — 0.5%
30,472	AES Corp. (The)	441,539
	Insurance — 6.1%
19,310	American Equity Investment Life Holding Co.	477,150
3,967	American Financial Group, Inc.	251,746
11,247	Assured Guaranty, Ltd.	274,539
7,751	Athene Holding, Ltd., Class A(a)	241,754
44,915	CNO Financial Group, Inc.	699,327
1	Fidelity National Financial, Inc.	28
6,436	First American Financial Corp.	309,057
160,086	Genworth Financial, Inc., Class A(a)	369,799
3,289	Globe Life, Inc.	244,142
2,848	Kemper Corp.	206,537
7,537	Lincoln National Corp.	277,286
20,678	National General Holdings Corp.	446,852
19,179	Old Republic International Corp.	312,809
5,953	Principal Financial Group, Inc.	247,288
4,586	Reinsurance Group of America, Inc.	359,726
13,211	Unum Group	219,170
		4,937,210
	Internet & Direct Marketing Retail — 0.3%
26,328	Qurate Retail, Inc., Series A(a)	250,116
	Leisure Products — 1.4%
17,166	Smith & Wesson Brands, Inc.(a)	369,412
3,405	Sturm Ruger & Co., Inc.	258,780
33,102	Vista Outdoor, Inc.(a)	478,324
		1,106,516
	Machinery — 1.5%
8,299	Astec Industries, Inc.	384,327
14,012	Meritor, Inc.(a)	277,438
19,172	Terex Corp.	359,858
5,164	Timken Co. (The)	234,910
		1,256,533

Continued

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2020 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Marine — 0.4%
10,678	Matson, Inc.	$310,730
	Media — 0.8%
21,386	Gray Television, Inc.(a)	298,335
18,770	Sinclair Broadcast Group, Inc., Class A	346,494
		644,829
	Metals & Mining — 1.9%
25,996	Commercial Metals Co.	530,318
4,493	Reliance Steel & Aluminum Co.	426,520
20,071	Schnitzer Steel Industries, Inc., Class A	354,052
9,166	Steel Dynamics, Inc.	239,141
		1,550,031
	Mortgage Real Estate Investment Trusts (REITS) — 0.5%
43,122	Chimera Investment Corp.	414,402
1,020	Great Ajax Corp.	9,384
		423,786
	Multiline Retail — 0.6%
8,842	Big Lots, Inc.	371,364
4,007	Dillard’s, Inc., Class A	103,340
		474,704
	Multi-Utilities — 1.3%
15,293	Avista Corp.	556,512
8,545	NorthWestern Corp.	465,873
		1,022,385
	Oil, Gas & Consumable Fuels — 3.8%
45,958	Antero Midstream Corp.	234,386
14,062	Cabot Oil & Gas Corp.	241,585
45,501	CNX Resources Corp.(a)	393,584
72,359	DHT Holdings, Inc.	371,202
21,879	EQT Corp.	260,360
171,315	Kosmos Energy, Ltd.	284,383
43,432	Magnolia Oil & Gas Corp., Class A(a)	263,198
26,132	Nordic American Tankers, Ltd.	106,096
14,065	Renewable Energy Group, Inc.(a)	348,531
22,968	Scorpio Tankers, Inc.	294,220
20,893	Teekay Tankers, Ltd., Class A(a)	267,848
		3,065,393
	Paper & Forest Products — 0.6%
13,888	Boise Cascade Co.	522,328
	Pharmaceuticals — 3.3%
27,989	Corcept Therapeutics, Inc.(a)	470,775
32,483	Innoviva, Inc.(a)	454,112
1,872	Jazz Pharmaceuticals PLC(a)	206,556
46,721	Lannett Co., Inc.(a)	339,194
92,249	Mallinckrodt PLC(a)	247,227
18,707	Mylan NV(a)	300,809
10,962	Prestige Consumer Healthcare, Inc.(a)	411,733
12,642	Supernus Pharmaceuticals, Inc.(a)	300,247
		2,730,653
	Professional Services — 1.1%
19,896	Kelly Services, Inc., Class A	314,655
3,594	ManpowerGroup, Inc.	247,087
20,970	TrueBlue, Inc.(a)	320,212
		881,954

Shares		Fair Value
COMMON STOCKS — (continued)
	Real Estate Management & Development — 0.7%
20,165	Forestar Group, Inc.(a)	$304,088
2,751	Jones Lang LaSalle, Inc.	284,618
		588,706
	Road & Rail — 0.7%
11,523	Schneider National, Inc., Class B	284,272
6,113	Werner Enterprises, Inc.	266,099
		550,371
	Semiconductors & Semiconductor Equipment — 4.2%
57,989	Amkor Technology, Inc.(a)	713,845
34,130	NeoPhotonics Corp.(a)	303,074
25,599	Photronics, Inc.(a)	284,917
56,343	Rambus, Inc.(a)	856,414
14,504	SMART Global Holdings, Inc.(a)	394,219
6,961	Synaptics, Inc.(a)	418,495
21,299	Ultra Clean Holdings, Inc.(a)	481,996
		3,452,960
	Specialty Retail — 4.7%
35,163	Bed Bath & Beyond, Inc.	372,728
9,192	Camping World Holdings, Inc., Class A	249,655
58,921	GameStop Corp., Class A(a)	255,717
2,695	Lithia Motors, Inc., Class A	407,834
2,105	Murphy USA, Inc.(a)	237,002
163,465	Office Depot, Inc.	384,143
18,932	Rent-A-Center, Inc.	526,688
30,408	Sally Beauty Holdings, Inc.(a)	381,012
9,996	Sonic Automotive, Inc., Class A	318,972
33,478	Sportsman’s Warehouse Holdings, Inc.(a)	477,061
2,800	Williams-Sonoma, Inc.	229,628
		3,840,440
	Trading Companies & Distributors — 2.2%
15,916	GMS, Inc.(a)	391,374
3,347	MSC Industrial Direct Co., Inc., Class A	243,695
38,977	NOW, Inc.(a)	336,371
8,792	Rush Enterprises, Inc., Class A	364,516
16,038	Triton International, Ltd./Bermuda	484,989
		1,820,945
	Wireless Telecommunication Services — 0.8%
2,016	Shenandoah Telecommunications Co.	99,369
11,869	Telephone and Data Systems, Inc.	235,956
10,503	United States Cellular Corp.(a)	324,228
		659,553
	Total Common Stocks
	(Cost $78,773,236)	78,398,000

EXCHANGE TRADED FUND — 1.5%
12,500	iShares Russell 2000 Value ETF	1,218,250
	Total Exchange Traded Fund
	(Cost $1,016,919)	1,218,250

Continued

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2020 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 2.8%
2,305,892	Federated Treasury Obligations Fund, Institutional Shares, 0.10%(b)	$2,305,892
	Total Money Market Fund
	(Cost $2,305,892)	2,305,892
Total Investments — 100.4%
(Cost $82,096,047)		81,922,142
Net Other Assets (Liabilities) — (0.4)%		(346,606)
NET ASSETS — 100.0%		$81,575,536

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

ETF — Exchange Traded Fund

Continued

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Small Cap Value Equity Fund

June 30, 2020 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Behavioral Small Cap Value Equity Fund (referred to as the “Fund”), among other series of the Trust.

The Fund is a “diversified” fund as defined in the 1940 Act.

2.	Significant Accounting Policies:

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”)Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”).The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Fund in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

● Level 1 – quoted prices in active markets for identical securities
● Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2020, there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Small Cap Value Equity Fund — (continued)

June 30, 2020 (Unaudited)

The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2020 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Behavioral Small Cap Value Equity Fund	$81,922,142	(a)	$—	$—	$81,922,142

(a)	Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Cash and Cash Equivalents — The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

When-Issued and Forward Commitments — The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.